Offsetting, enforceable master netting arrangements, and similar agreements (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position	The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

		Gross amounts		Related amounts not set off in
		of	Net amounts of	the statements of financial
		recognized	financial		position
		financial	assets
	Gross amounts	liabilities set	presented in		Cash collateral
Financial assets subject to	of	off in the	the		received
offsetting, enforceable master	recognized	statement of	statement of		(excluding
netting arrangements and similar	financial	financial	financial	Financial	surplus
agreements	assets	position	position	instruments	collateral	)	Net amount
2024

Derivatives	723	5	718	628	81		8

On December 31	723	5	718	628	81		8

2023

Derivatives	1,341	-	1,341	631	707		2

On December 31	1,341	-	1,341	631	707		2

		Gross amounts		Related amounts not set off in
		of	Net amounts of	the statements of financial
		recognized	financial		position
		financial	liabilities
	Gross amounts	assets set	presented in		Cash collateral
Financial liabilities subject to	of	off in the	the		pledged
offsetting, enforceable master	recognized	statement of	statement of		(excluding
netting arrangements and similar	financial	financial	financial	Financial	surplus
agreements	liabilities	position	position	instruments	collateral	)	Net amount
2024

Derivatives	2,302	-	2,302	1,537	710		55

On December 31	2,302	-	2,302	1,537	710		55

2023

Derivatives	2,361	-	2,361	1,245	1,026		90

On December 31	2,361	-	2,361	1,245	1,026		90